COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Commitments
Leases
Our operating leases are comprised of office facilities, with the most significant leases relating to our corporate headquarters in Menlo Park. Our leases have remaining terms of 1 year to 10 years, and many leases include one or more options to renew. We do not assume renewals in our determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. We do not have any finance leases. As of December 31, 2020 and June 30, 2021 we had $49.2 million and $74.7 million of operating right-of-use assets included as other non-current assets and $54.1 million and $86.7 million of operating lease liabilities: $6.1 million and $12.8 million included as other current liabilities and $48.0 million and $73.9 million as other non-current liabilities in the unaudited condensed consolidated balance sheets.
The components of lease expense were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2020	2021	2020	2021
Fixed operating lease costs	$2,693	$5,011	$5,063	$8,790
Variable operating lease costs	704	1,374	1,427	2,452
Short-term lease costs	307	356	313	610
Total lease costs	$3,704	$6,741	$6,803	$11,852
Fixed operating lease costs primarily consist of monthly base rent amounts due. Variable operating lease costs are primarily related to payments made to our landlords for common area maintenance, property taxes, insurance, and other operating expenses.
Other information related to our operating leases was as follows:

	December 31,	June 30,
	2020	2021
Weighted-average remaining lease term	5.41 years	5.23 years
Weighted-average discount rate	7.02%	6.21%
Cash flows related to leases were as follows:

	Six Months Ended June 30,
(in thousands)	2020	2021
Operating cash flows:
Payments for operating lease liabilities	$9,609	$1,070
Supplemental cash flow data:
Lease liabilities arising from obtaining right-of-use assets	$14,902	$31,693
Future minimum lease payments under non-cancellable operating leases (with initial lease terms in excess of one year) as of June 30, 2021 are as follows:

(in thousands)
Remainder of 2021	$8,975
2022	25,150
2023	22,841
2024	18,291
2025	17,239
Thereafter	22,270
Total undiscounted lease payments	114,766
Less: imputed interest	(17,965)
Less: lease incentives	(10,051)
Total lease liabilities	$86,750
Contingencies
The securities industry is highly regulated and many aspects of our business involve substantial risk of liability. In past years, there has been an increasing incidence of litigation involving the brokerage industry, including class action suits that generally seek substantial damages. Damages may include, in some cases, punitive damages. Compliance and trading problems that are reported to federal, state and provincial regulators, exchanges or other self-regulatory organizations (“SROs”) by dissatisfied customers are investigated by such regulatory bodies, and, if pursued by such regulatory body or such customers, may rise to the level of arbitration or disciplinary action. We are also subject to periodic regulatory audits and inspections.
Like other brokerage firms, we have been named as a defendant in lawsuits and from time to time we have been threatened with, or named as a defendant in arbitrations and administrative proceedings.
Legal and regulatory matters
The outcomes of the legal and regulatory matters discussed in this section are inherently uncertain and some of these matters may result in adverse judgments or awards, including penalties, injunctions or other relief, and we may also determine to settle a matter because of the uncertainty and risks of litigation. Described below are certain historical matters as well as certain pending matters in which there is at least a reasonable possibility that a material loss could be incurred. We intend to continue to vigorously defend the pending matters. Litigation is inherently uncertain, and any judgment entered against us, or any adverse settlement, could materially and adversely impact our business, financial condition, operating results, and cash flows. Unless otherwise noted below with respect to a specific matter, we are unable to provide a reasonable estimate of any potential liability given the uncertain nature of litigation and the stage of proceedings in these matters. With respect to all other pending matters not disclosed below, based on current information, we do not believe that such matters, individually or in the aggregate, would have a material adverse impact on our business, financial condition, operating results, or cash flows.
Best Execution, Payment for Order Flow, and Sources of Revenue Matters
In May 2019, the SEC’s Division of Enforcement (“Enforcement Division”) commenced an investigation into RHF’s best execution and payment for order flow (“PFOF”) practices, as well as statements concerning its sources of revenue, including the fact that, in FAQs on our website describing how it made money, and in certain communications with customers addressing the same issue, RHF had omitted PFOF when it described its revenue sources. On December 17, 2020, RHF, on a neither admit nor deny basis, consented to the entry of an SEC order (i) requiring RHF to cease and desist from committing or causing any violations and any future violations of Sections 17(a)(2) and 17(a)(3) of the Securities Act and Section 17(a) of the Exchange Act and Rule 17a-4 thereunder; (ii) censuring RHF; and (iii) requiring RHF to pay a $65 million civil penalty in December 2020. RHF paid the $65 million penalty in cash and also agreed to engage an independent compliance consultant.
Beginning on December 23, 2020, six putative securities fraud class action lawsuits were filed against RHM, RHF and/or RHS. The lawsuits generally allege that we violated the duty of best execution and misled putative class members by publishing misleading statements and omissions in customer communications relating to the execution of trades and revenue sources (including PFOF). Five of the complaints asserted claims for violations of Section 10(b) of the Exchange Act. All of the complaints asserted state law claims under California or New York law, and sought damages, restitution, disgorgement and other relief. One of the cases was voluntarily dismissed without prejudice. The five remaining actions have been consolidated under the caption In re Robinhood Order Flow Litigation in the United States District Court for the Northern District of California. On June 29, 2021, we filed a motion to dismiss the amended consolidated complaint and a motion to deny class certification.
March 2020 Outages
Beginning on March 4, 2020, 15 putative class actions and one individual action were filed against RHM, RHF and RHS in state and federal district courts relating to service outages on our stock trading platform on March 2-3, 2020 and March 9, 2020 (the “March 2020 Outages”). One of the putative class actions and the individual action were voluntarily dismissed following settlements between the parties. Thirteen of the remaining putative class actions have been consolidated as In re Robinhood Outage Litigation in the United States District Court for the Northern District of California. The one remaining putative class action, Withouski v. Robinhood Financial LLC, et al., pending in the Superior Court of the State of California, County of San Mateo, has been stayed by agreement of the parties. The lawsuits generally allege that putative class members were unable to execute trades during the March 2020 Outages because our platform was inadequately designed to handle customer demand and RHM, RHF and RHS failed to implement appropriate backup systems. The lawsuits include, among other things, claims for breach of contract, negligence, gross negligence, breach of fiduciary duty, unjust enrichment and violations of certain California consumer protection statutes. The lawsuits generally seek damages, restitution, and/or disgorgement, as well as declaratory and injunctive relief. Fact discovery has been completed and expert discovery is currently scheduled to be completed in August 2021.
We have also received notice that approximately 1,600 jointly represented customers may pursue arbitration of individual claims against us arising out of the March 2020 Outages, in addition to other alleged system outages.
The SEC Division of Examinations (“Examinations Division”) conducted an examination and identified a deficiency, to which RHF responded, with respect to RHF’s creation of a reasonably designed business continuity plan. In addition, Financial Industry Regulatory Authority (“FINRA”) conducted an investigation and certain state regulatory authorities are conducting investigations, regarding the March 2020 Outages and related procedures. RHF and RHS are cooperating with the requests from these regulators and RHF has reached a settlement with FINRA with respect to certain matters. See “—FINRA Multi-Matter Settlement” below for more information.
Options Trading and Related Customer Communications and Displays
The SEC Examinations Division conducted an examination and identified deficiencies, to which RHF responded, with respect to account takeovers, identity theft in connection with new account opening, processes for approving or rejecting certain accounts for options trading, and customer support response times. Certain state regulatory authorities are conducting investigations regarding RHF’s options trading and related customer communications and displays and options trading approval process. RHF is cooperating with the regulators’ requests. FINRA also conducted an investigation and reached a settlement with RHF regarding the same options trading issues.
On February 8, 2021, the family of Alexander Kearns, a Robinhood customer who traded options, filed a lawsuit in the Superior Court of the State of California, County of Santa Clara, against RHF, RHS and RHM in connection with Mr. Kearns’s death by suicide in June 2020. This matter was dismissed with prejudice following a settlement between the parties.
FINRA Multi-Matter Settlement
RHF and RHS are subject to FINRA investigations and enforcement matters, including those described elsewhere in this footnote as well as investigations regarding certain other matters, such as RHF’s margin call procedures, RHS’s fractional share trade reporting, customer support procedures, customer arbitration agreements, processing of corporate actions and displays of historical performance data. On June 30, 2021, RHF resolved with FINRA, on a no admit, no deny basis, certain of these investigations and examinations, including investigations into systems outages, RHF’s options product offering, and margin-related communications with customers, among others. The resolution does not address all the matters FINRA is investigating, including those relating to the Early 2021 Trading Restrictions (as defined below), account takeovers and anti-money laundering issues, RHS’s fractional share trade reporting, customer support procedures or customer arbitration agreements. RHF and RHS will continue to cooperate with FINRA on these matters. The resolution involved the following components: (i) charges of violations of FINRA rules; (ii) a fine of $57.0 million; (iii) customer restitution of approximately $12.6 million, of which approximately $8.1 million already has been paid, $0.75 million has been offered to be paid, and the remaining $3.75 million is to be paid; (iv) a censure; and (v) engagement of an independent consultant. As of June 30, 2021, we had accrued the $57.0 million fine as well as $4.5 million of customer restitution to be paid.
RHC Anti-Money Laundering, Cybersecurity and Other Issues
On July 24, 2020, the New York State Department of Financial Services (“NYDFS”) issued a report of its examination of RHC citing a number of “matters requiring attention” focused primarily on anti-money laundering and cybersecurity-related issues. The matter was subsequently referred to the NYDFS’s Consumer Protection and Financial Enforcement Division for investigation. In March 2021, the NYDFS informed RHC of certain alleged violations of applicable (i) anti-money laundering and New York Banking Law requirements, including the failure to maintain and certify a compliant anti-money laundering program, (ii) notification provisions under RHC’s Supervisory Agreement with the NYDFS, and (iii) cybersecurity and virtual currency requirements, including certain deficiencies in our policies and procedures regarding risk assessment, lack of an adequate incident response and business continuity plan, and deficiencies in our application development security. RHC and the NYDFS have reached a settlement in principle with respect to these allegations, subject to final documentation, in connection with which, among other things, RHC expects to pay a monetary penalty of $30.0 million and engage a monitor.
Additionally, on April 14, 2021, the California Attorney General’s Office issued an investigative subpoena to RHC, seeking documents and answers to interrogatories about RHC’s trading platform, business and operations, application of California’s commodities regulations to RHC and other matters. RHC is cooperating with this investigation. We cannot predict the outcome of this investigation or any consequences that might result from it.
Account Takeovers
In November 2020, FINRA Enforcement commenced an investigation into RHF concerning account takeovers, or circumstances under which an unauthorized actor successfully logs into a customer account, as well as anti-money laundering and cybersecurity issues. Since February 1, 2021, RHF has received requests for documents and information from the SEC’s Enforcement Division in connection with its investigation into account takeovers and, more recently, suspicious activity report filings. Additionally, state regulators, including the NYDFS and the New York Attorney General’s Office, have opened inquiries into RHM, RHF and RHC related to account takeovers. RHM, RHF and RHC are cooperating with these investigations and inquiries. The SEC’s Examinations Division also conducted an examination and identified deficiencies, to which RHF responded, with respect to, among other things, account takeovers and identity theft in connection with new account opening.
On January 8, 2021, a putative class action was filed in California Superior Court (Santa Clara County) against RHF and RHS by Siddharth Mehta, purportedly on behalf of approximately 2,000 Robinhood customers whose accounts were allegedly accessed by unauthorized users. RHF and RHS removed this action to the United States District Court for the Northern District of California. Plaintiffs generally allege that RHF and RHS breached commitments made and duties owed to customers to safeguard customer data and assets and seek monetary damages and injunctive relief. In March 2021, RHF and RHS filed a motion to dismiss the amended complaint, which was granted in part and denied in part in May 2021. A second amended complaint was filed by the plaintiffs on May 20, 2021, which RHF and RHS moved to dismiss on June 3, 2021.
Massachusetts Securities Division Matter
On December 16, 2020, the Enforcement Section of the Massachusetts Securities Division (“MSD”) filed an administrative complaint against RHF, which stems from an investigation initiated by the MSD in July 2020. The complaint alleges three counts of Massachusetts securities law violations regarding alleged unethical and dishonest conduct or practices, failure to supervise, and failure to act in accordance with the Massachusetts fiduciary duty standard, which became effective on March 6, 2020 and had an effective enforcement date beginning September 1, 2020. The initial complaint seeks, among other things, injunctive relief, censure, unspecified restitution, unspecified disgorgement, the appointment of an independent consultant and an unspecified administrative fine. The proposed amended complaint also seeks revocation of RHF's license to operate in Massachusetts. If RHF were to lose its license to operate in Massachusetts, we would not be able to acquire any new customers in Massachusetts, and we expect that our current customers in Massachusetts would be unable to continue utilizing any of the services or products offered on our platform (other than closing their positions) and that we may be forced to transfer such customers’ accounts to other broker-dealers. Additionally, revocation of RHF’s Massachusetts license could trigger similar disqualification or proceedings to restrict or condition RHF’s registration by other state regulators. A revocation of RHF’s license to operate in Massachusetts would result in RHF and RHS being subject to statutory disqualification by FINRA and the SEC, which would then result in RHF needing to obtain relief from FINRA subject to SEC review in order to remain a FINRA member and RHS possibly needing relief from FINRA or other SROs.
On April 15, 2021, RHF filed a complaint and motion for preliminary injunction and declaratory relief in Massachusetts state court seeking to enjoin the MSD administrative proceeding and challenging the legality of the Massachusetts fiduciary duty standard. On May 27, 2021, the state court denied RHF’s motion for a preliminary injunction, finding that RHF would not suffer irreparable harm if MSD proceeded with the pending administrative action, but determined that RHF may seek a declaration that the disputed regulation is unlawful without first exhausting its remedies in the administrative action. On June 14, 2021, the state court declined to stay the entire matter pending resolution of the administrative proceeding, finding that RHF is entitled to have the state court decide certain of its challenges to the Massachusetts fiduciary standard without waiting for the MSD to complete its administrative proceeding. RHF has engaged in settlement discussions with the MSD at certain times since the MSD filed its initial complaint, however, such negotiations have not been successful and RHF is currently not engaged in any such settlement discussions with the MSD.
Pinchasov v. Robinhood Financial LLC
On November 5, 2020, plaintiff Shterna Pinchasov filed a putative class action in the Circuit Court of the 11th Judicial Circuit of Florida in and for Miami-Dade County asserting claims of negligence and breach of fiduciary duty based on allegations that RHF failed to prevent customers from using its interface for stocks that were subject to a “T1 Halt,” and seeking damages. Securities exchanges, such as the New York Stock Exchange and the Nasdaq Stock Market, have the authority to halt and delay trading in a security, and a “T1 Halt” (or regulatory halt) may occur pending the release of material news about a company.
RHF removed this action to the U.S. District Court for the Southern District of Florida. The case is now in the fact discovery stage, which is currently scheduled to close in December 2021.
Text Message Litigation
On October 29, 2019, a putative class action was filed by Isaac Gordon against RHF and RHM in the Superior Court for the State of Washington, County of Spokane. The complaint alleged that RHF and RHM initiated or assisted in the transmission of commercial electronic text messages to Washington State residents without their consent in violation of Washington State law. The action was removed to the Eastern District of Washington. On January 25, 2021, the court granted the plaintiff’s motion for class certification. On June 25, 2021, RHF filed a motion to decertify the class and disqualify class counsel. On July 27, 2021, the court granted RHF’s motion to decertify the class, denied the motion to disqualify class counsel, and remanded the case to state court.
On August 9, 2021, a new, substantially similar putative class action was filed by Cooper Moore against RHF in the U.S. District Court for the Northern District of California.
Early 2021 Trading Restrictions Matters
Beginning on January 28, 2021, due to increased deposit requirements imposed on RHS by the NSCC in response to unprecedented market volatility, particularly in certain securities, RHS temporarily restricted or limited its customers’ purchase of certain securities, including GameStop Corp. and AMC Entertainment Holdings, Inc., on our platform (the “Early 2021 Trading Restrictions”).
We have become aware of approximately 50 putative class actions and four individual actions that have been filed against one or more of RHM, RHF and RHS in various federal and state courts relating to the Early 2021 Trading Restrictions. On April 1, 2021, the Judicial Panel on Multidistrict Litigation entered an order centralizing the federal cases identified in a motion filed by certain plaintiffs to transfer and coordinate or consolidate the actions filed in connection with the Early 2021 Trading Restrictions in the United States District Court for the Southern District of Florida captioned In re: January 2021 Short Squeeze Trading Litigation, Case No. 21-2989-MDL-ALTONAGA/Torres (the “MDL”). In May 2021, the court appointed interim lead plaintiffs’ counsel for certain claims. On July 26, 2021, interim lead plaintiffs’ counsel filed two consolidated complaints: the first complaint asserts a federal antitrust claim; the second complaint asserts negligence and breach of fiduciary duty claims. The consolidated complaints seek monetary damages. Other plaintiffs have filed federal securities claims, which are governed by the procedures under the Private Securities Litigation Reform Act of 1995, and will proceed separately.
RHM, RHF, RHS and our Co-Founder and CEO, Vladimir Tenev, among others, have received requests for information, and in some cases, subpoenas and requests for testimony, related to investigations and examinations of the Early 2021 Trading Restrictions from the United States Attorney’s Office for the Northern District of California (“USAO”), the U.S. Department of Justice, Antitrust Division, the SEC staff, FINRA, the New York Attorney General’s Office, other state attorneys general offices and a number of state securities regulators. Also, a related search warrant was executed by the USAO to obtain Mr. Tenev’s cell phone. There have been several inquiries based on specific customer complaints. We have also received inquiries from the SEC’s Division of Examinations and FINRA related to employee trading in certain securities that were subject to the Early 2021 Trading Restrictions, including GameStop Corp. and AMC Entertainment Holdings, Inc., during the week of January 25, 2021. These matters include inquiries related to whether any employee trading in these securities may have occurred in advance of the public announcement of the Early 2021 Trading Restrictions on January 28, 2021. In
addition, we have received information and testimony requests from certain committees and members of the U.S. Congress and Mr. Tenev, among others, has provided or will provide testimony with respect to the Early 2021 Trading Restrictions. We are cooperating with these investigations and examinations.
Due to the preliminary nature of all of these proceedings, we are unable at this time to estimate the likelihood or magnitude of any possible losses related to these matters.
“For You” Document Request
On May 26, 2021, the SEC’s Enforcement Division issued a request to RHM and RHF seeking documents and information related to the “For You” feature, which was available in the past on our website only and is not currently an active product offering on our website or platform, and other features displaying lists of securities to customers. Robinhood is cooperating with the Staff’s investigation.
Dansberger v. Robinhood Securities
On June 11, 2021, RHS was sued by Thomas Dansberger on behalf of a putative class in the Circuit Court for Seminole County in Florida seeking monetary damages as well as declaratory and injunctive relief. Mr. Dansberger purports to represent “All Florida residents who purchased Robinhood Gold on or by January 21, 2021 and (b) who were not able to buy or sell cryptocurrencies on January 21, 2021.” The plaintiff alleges that RHS engaged in unfair and deceptive trade practices by advertising and marketing that Robinhood Gold would provide access for customers to buy and sell cryptocurrencies but failed to do so on January 28, 2021 when it allegedly halted the buying and selling of cryptocurrencies.
Registration Requirements for Member Personnel
On July 26, 2021, RHF received a FINRA investigative request seeking documents and information related to its compliance with FINRA registration requirements for member personnel, including related to the FINRA non-registration status of Mr. Tenev and Co-Founder and Chief Creative Officer Mr. Bhatt. Robinhood is evaluating this matter and is cooperating with the investigation.
COMMITMENTS AND CONTINGENCIES
Commitments
Leases
Our operating leases are comprised of office facilities, with the most significant leases relating to corporate headquarters in Menlo Park. Our leases have remaining terms of 2 year to 11 years, and many leases include one or more options to renew. We do not assume renewals in our determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. We do not have any finance leases. As of December 31, 2019 and 2020 we had $31.2 million and $49.2 million of operating right-of-use assets included as other non-current assets and $37.8 million and $54.1 million of operating lease liabilities: $10.4 million and $6.1 million included as other current liabilities and $27.4 million and $48.0 million as other non-current liabilities in the consolidated balance sheets.
The components of lease expense were as follows:

	Year Ended December 31,
(in thousands)	2019	2020
Fixed operating lease costs	$5,422	$11,420
Variable operating lease costs	1,078	3,009
Short-term lease costs	1,188	1,222
Total lease costs	$7,688	$15,651
Variable operating lease costs are primarily related to payments made to our landlords for common area maintenance, property taxes, insurance, and other operating expenses.
Other information related to our operating leases was as follows:

	Year Ended December 31,
	2019	2020
Weighted-average remaining lease term	5.11 years	5.41 years
Weighted-average discount rate	7.47%	7.02%
Cash flows related to leases were as follows:

	Year Ended December 31,
(in thousands)	2019	2020
Operating cash flows:
Payments for operating lease liabilities	$4,755	$12,781
Supplemental cash flow data:
Lease liabilities arising from obtaining right-of-use assets	$14,816	$25,958
Future minimum lease payments under non-cancellable operating leases (with initial lease terms in excess of one year) as of December 31, 2020 are as follows:

(in thousands)
2021	$12,159
2022	16,590
2023	13,779
2024	10,688
2025	9,932
Thereafter	9,724
Total undiscounted lease payments	72,872
Less: present value discount	(12,675)
Less: lease incentives	(6,116)
Total lease liabilities	$54,081
Contingencies
The securities industry is highly regulated and many aspects of our business involve substantial risk of liability. In past years, there has been an increasing incidence of litigation involving the brokerage industry, including class action suits that generally seek substantial damages. Damages may include, in some cases, punitive damages. Compliance and trading problems that are reported to federal, state and provincial regulators, exchanges or other self-regulatory organizations by dissatisfied customers are investigated by such regulatory bodies, and, if pursued by such regulatory body or such customers, may rise to the level of arbitration or disciplinary action. We are also subject to periodic regulatory audits and inspections.
Like other brokerage firms, we have been named as a defendant in lawsuits and from time to time we have been threatened with, or named as a defendant in arbitrations and administrative proceedings.
Legal and regulatory matters
The outcomes of the legal and regulatory matters discussed in this section are inherently uncertain and some of these matters may result in adverse judgments or awards, including penalties, injunctions or other relief, and we may also determine to settle a matter because of the uncertainty and risks of litigation. Described below are certain historic matters as well as certain pending matters in which there is at least a reasonable possibility that a material loss could be incurred. We intend to continue to vigorously defend the pending matters. Litigation is inherently uncertain, and any judgment entered against us, or any adverse settlement, could materially and adversely impact our business, financial condition, operating results, and cash flows. Unless otherwise noted below with respect to a specific matter, we are unable to provide a reasonable estimate of any potential liability given the uncertain nature of litigation and the stage of proceedings in these matters. With respect to all other pending matters not disclosed below, based on current information, we do not believe that such matters, individually or in the aggregate, would have a material adverse impact on our business, financial condition, operating results, or cash flows.
Best Execution, Payment for Order Flow, and Sources of Revenue Matters
In May 2019, the U.S. Securities and Exchange Commission’s (“SEC”) Division of Enforcement (“Enforcement Division”) commenced an investigation into RHF’s best execution and payment for order flow practices, as well as statements concerning its sources of revenue. On December 17, 2020, RHF, on a neither admit nor deny basis, consented to the entry of an SEC order (i) requiring RHF to cease and desist from committing or causing any violations and any future violations of Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933 and Section 17(a) of the Securities Exchange Act of 1934 and Rule 17a-4 thereunder; (ii) censuring RHF; and (iii) requiring RHF to pay a $65 million penalty. RHF also agreed to engage an independent compliance consultant to, among other things, perform a comprehensive review of RHF’s supervisory, compliance, and other policies and procedures related to its retail communications and payment for order flow and make recommendations for improvements. RHF paid the $65 million penalty in cash, which was recorded as general and administrative expenses in our consolidated statements of operations for the year ended December 31, 2020.
Beginning on December 23, 2020, four putative securities fraud class action lawsuits were filed against RHM, RHF, and/or RHS. Three were filed in the United States District Court for the Northern District of California: Kwon v. Robinhood Financial LLC et al., Luparello v. Robinhood Financial LLC et al., and Nabi v. Robinhood Financial LLC et al. One was filed in the United States District Court for the Southern District of California, but has since been transferred to the Northern District: Ghebrehiwet v. Robinhood Financial LLC et al. The lawsuits generally allege that we violated the duty of best execution and misled putative class members by publishing misleading statements and omissions in customer communications relating to the execution of trades and revenue sources (including payment for order flow). The three complaints originally filed in the Northern District of California assert claims for violations of Sections 10(b) of the Securities Exchange Act of 1934. All four complaints assert state law claims under California law, and seek damages, restitution, disgorgement, and other relief.
March 2020 Outages
On March 2-3, 2020, our platform experienced an outage across various services, which prevented customers from using the app, website, and help center. On March 9, 2020, our platform experienced an outage across its trading products, which prevented customers from placing trades (together with the March 2-3 outages, the “March 2020 Outages”). There are many uncertainties associated with these types of incidents and impacts associated with service outages have included, and may in the future include, remediation costs to customers, systems upgrades, increased insurance costs, adverse effects on compliance with laws and regulations, litigation, and reputational damage. To date, we have incurred customer goodwill remediation costs with respect to the March 2020 Outages in the amount of approximately $3.6 million, which was recorded as marketing expenses in our consolidated statements of operations.
Beginning on March 4, 2020, putative class actions were filed against RHM, RHF, and RHS in state and federal district courts relating to the March 2020 Outages. All but one of the cases have been consolidated as In re Robinhood Outage Litigation in the United States District Court for the Northern District of California. The remaining putative class action, Withouski v. Robinhood Financial LLC et al., pending in the Superior Court of the State of California, County of San Mateo, has been stayed by agreement of the parties. The lawsuits generally allege that putative class members were unable to execute trades during the March 2020 Outages because our platform was inadequately designed to handle customer demand and RHM, RHF, and RHS failed to implement appropriate backup systems. The lawsuits include, among other things, claims for breach of contract, negligence, gross negligence, breach of fiduciary duty, unjust enrichment, and violations of certain California consumer protection statutes. The lawsuits generally seek damages, restitution, and/or disgorgement, as well as declaratory and injunctive relief. On February 18, 2021, the court denied our motion to dismiss RHF and RHS but dismissed RHM from the case with leave to amend. The court also denied our motion to strike the class allegations, and ordered the parties to select a mediator within 14 days. A mediation is scheduled for June 22. 2021. Meanwhile, fact discovery is underway and is scheduled to be completed by April 7, 2021.
In addition, the SEC staff is conducting an examination, and FINRA and certain state regulatory authorities are conducting investigations, regarding the March 2020 Outages and related procedures. RHF and RHS are cooperating with requests from these regulators.
Options Trading and Related Customer Communications and Displays
The SEC staff is conducting an examination, and FINRA and certain state regulatory authorities are conducting investigations, regarding RHF’s options trading and related customer communications and displays. The SEC staff, FINRA staff and staff of such state regulatory authorities are reviewing, among other things, how RHF displays cash and buying power to customers and its options trading approval processes. RHF is cooperating with the regulators’ requests.
On February 8, 2021, the family of Alexander Kearns, a Robinhood customer who traded options, filed a lawsuit in the Superior Court of the State of California, County of Santa Clara, against RHF, RHS, and RHM in connection with Mr. Kearns’s death by suicide in June 2020. The lawsuit asserts claims for wrongful death, negligent infliction of emotional distress, and unfair business practices under a California statute, and seeks damages and other relief.
Potential Resolution of FINRA Matters
RHF and RHS are currently engaged in discussions with FINRA staff regarding a possible negotiated resolution of certain FINRA matters, including the March 2020 Outages and options trading and related customer communications and displays noted above. While these discussions are ongoing, RHF and RHS anticipate that any resolution, if reached, would involve charges of violations of FINRA rules, a fine, customer restitution, a censure, and a compliance consultant. We have recorded a charge as general and administrative expenses in our consolidated statements of operations for the year ended December 31, 2020 of $26.6 million representing the bottom of the range of our probable losses as no amount within the range is considered a better estimate than any other amount and estimation of any additional loss in excess of the amount of the loss accrued cannot be made. We cannot predict, however, whether these discussions will result in a resolution of these matters.
Robinhood Crypto Anti-Money Laundering and Cyber-Related Issues
On July 24, 2020, the New York State Department of Financial Services (“NYDFS”) issued a report of its examination of RHC citing a number of “matters requiring attention” focused primarily on anti-money laundering and cybersecurity-related issues. The matter was subsequently referred to the Department’s Consumer Protection and Financial Enforcement Division, which is investigating the matter. In March 2021, NYDFS informed RHC of certain alleged violations of applicable (i) anti-money laundering and New York Banking Law requirements (Part 417, Part 504 and Banking Law § 44), including the failure to maintain and certify a compliant anti-money laundering program, (ii) notification provisions under RHC’s Supervisory Agreement with NYDFS, and (iii) cybersecurity and virtual currency (Part 500 and Part 200) requirements, including certain deficiencies in our policies and procedures regarding risk assessment, lack of an adequate incident response and business continuity plan, and deficiencies in our application development security. In connection with these allegations, NYDFS has indicated that it plans to seek a monetary penalty, as well as the appointment of an independent consultant. RHC is cooperating with the NYDFS, and we anticipate that any potential resolution would include a monetary penalty component of at least $10 million, which is our best estimate of the bottom of the range for our probable loss in this matter as no amount within the range is considered a better estimate than any other amount and estimation of any additional loss in excess of the amount of the loss accrued can not be made. We have recorded a charge for such amount under general and administrative expenses in our consolidated statements of operations for the year ended December 31, 2020. We cannot predict, however, whether these discussions will result in a resolution of this matter.
Account Takeovers
In November 2020, FINRA Enforcement commenced an investigation into RHF concerning account takeovers, or circumstances under which an unauthorized actor successfully logs into a customer account, as well as anti-money laundering and cybersecurity issues. On February 1, 2021, RHF received a document request from the SEC’s Division of Enforcement in connection with its investigation into account takeovers at certain online brokers. Additionally, state regulators, including the NYDFS and the New York Attorney General’s Office have opened inquiries related to account takeovers. RHM, RHF, and RHC are cooperating with these investigations and inquiries.
On January 8, 2021, a putative class action was filed in California Superior Court (Santa Clara County) against RHF and RHS by Siddharth Mehta, purportedly on behalf of approximately 2,000 Robinhood customers whose accounts were allegedly accessed by unauthorized users from January 1, 2020 to October 16, 2020. On February 9, 2021, RHF and RHS removed this action to the United States District Court for the Northern District of California. An amended complaint, filed on February 26, 2021, added two named class members and expanded the putative class period to the present. Plaintiffs generally allege that RHF and RHS breached commitments made and duties owed to customers to safeguard customer data and assets. Plaintiffs assert eight causes of action for purported violations of common law, a right to privacy, and certain California statutes, including the California Consumer Privacy Act. On March 12, 2021, RHF and RHS filed a motion to dismiss the amended complaint.
Massachusetts Securities Division Complaint
On December 16, 2020, the Enforcement Section of the Massachusetts Securities Division (the “MSD”) filed an administrative complaint against RHF, which stems from an investigation initiated by the MSD on or around July 21, 2020. The Complaint alleges three counts of Massachusetts securities law violations regarding unethical and dishonest conduct or practices, failure to supervise, and failure to act in accordance with the Massachusetts fiduciary duty standard, which became effective on March 6, 2020 and had an effective enforcement date beginning September 1, 2020. Among other things, MSD alleges that RHF’s product features and marketing strategies, outages, and options trading approval process constitute violations of Massachusetts securities laws. The complaint seeks, among other things, injunctive relief (seeking a permanent cease and desist order), censure, unspecified restitution, unspecified disgorgement, the appointment of an independent consultant, and an unspecified administrative fine. On January 29, 2021, RHF filed an answer to this complaint denying each of the alleged securities law violations, and we are currently engaging in discussions regarding a potential negotiated resolution.
Pinchasov v. Robinhood Financial LLC
On November 5, 2020, Plaintiff Shterna Pinchasov (“Plaintiff”) filed a putative class action in the Circuit Court of the 11th Judicial Circuit of Florida in and for Miami-Dade County asserting claims of negligence and breach of fiduciary duty based on allegations that RHF failed to prevent customers from using its interface for stocks that were subject to a “T1 Halt,” and seeking damages. Securities exchanges, such as the New York Stock Exchange and the Nasdaq Stock Market, have the authority to halt and delay trading in a security, and a “T1 Halt” (or regulatory halt) may occur pending the release of material news about a company.
On November 30, 2020, RHF removed this action to the U.S. District Court for the Southern District of Florida pursuant to the Class Action Fairness Act of 2005. On December 21, 2020, RHF filed a motion to dismiss the complaint.
Gordon v. Robinhood Financial LLC
On October 29, 2019, a putative class action was filed against RHF and RHM in the Superior Court for the State of Washington, County of Spokane. The complaint alleges that RHF and RHM initiated or assisted in the transmission of commercial electronic text messages to Washington State residents without their consent in violation of Washington State law. The action has been removed to the Eastern District of Washington, pursuant to the Class Action Fairness Act of 2005, and the court granted RHM’s motion to dismiss for lack of personal jurisdiction. On January 7, 2020, we filed a motion to dismiss the complaint, which was denied. On January 25, 2021, the court granted the plaintiff’s motion for class certification. A trial date has not been set yet.